Note 6 - Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment of advertising fees	$ 281,590	$ 12,728
Advertising deposit	250,837	47,729
Advances to suppliers	1,182,555	1,037,764
VAT refund receivable	141,292	89,843
Interest receivable	419,991	1,019,415
Prepayment of office rental	185,698	47,462
Other current assets	844,716	525,406
	$ 3,306,679	$ 2,780,347